Employee Benefits (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Amount recognized as an expense for a defined contribution plan	₪ 228	₪ 209	₪ 199